Net Loss Per Share - Summary of Potentially Dilutive Securities Not Included in Calculation of Diluted Loss Per Share (Detail) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities not included in calculation of diluted loss per share	5,125,814	26,582,603	32,946,158	23,168,973
Options to Purchase Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities not included in calculation of diluted loss per share	3,531,577	2,571,297	2,561,866	2,537,299
Restricted Stock Units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities not included in calculation of diluted loss per share	1,194,077	316,481	322,608	85,801
Common Stock Warrant
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities not included in calculation of diluted loss per share	400,160
Series A Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities not included in calculation of diluted loss per share		13,213,254	13,213,254	13,213,254
Series A-1 Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities not included in calculation of diluted loss per share				4,810,649
Series B Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities not included in calculation of diluted loss per share		10,187,272	16,488,731	2,292,700
Series B Preferred Stock Purchase Warrant
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities not included in calculation of diluted loss per share		294,299	359,699	229,270